Organization (Details 1) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 234,568	$ 36,809	¥ 409,498	¥ 1,075,557
Restricted cash	101,383	15,909	195,940	¥ 1,140,819
Loans and advances, net	485,249	76,146	732,016
Prepaid expenses and other assets, net -current	113,752	17,850	302,261
Deposits			534,058
Amounts due from related parties	32,829	5,152	15,360
Total current assets	1,126,346	176,748	2,189,133
Non-current assets:
Long-term investments	13,333	2,092	13,574
Prepaid expenses and other assets-non current	9,204	1,444	18,614
Property, equipment and software, net	28,874	4,531	37,672
Right-of-use assets	21,910	3,438	0
Deferred tax assets			403,852
Total non-current assets	73,321	11,505	473,712
Total assets	1,199,667	188,253	2,662,845
Current liabilities:
Short-term borrowings	5,899	926	43,480
Payable to institutional funding partners and online investors	5,899	926	43,480
Current account with online investors and borrowers	138,683	21,762	254,175
Income tax payable	236,011	37,035	242,638
Accrued expenses and other liabilities	301,080	47,246	366,020
Amounts due to related parties	1,175	184	5,146
Operating lease liabilities-current	5,679	891
Contract liabilities-current	58,515	9,182	163,057
Total current liabilities	747,042	117,226	1,074,516
Non-current liabilities:
Operating lease liabilities-non current	17,319	2,718
Contract liabilities-non current			19,237
Total non-current liabilities	17,319	2,718	19,237
Total liabilities	764,361	119,944	1,093,753
VIE
Current liabilities:
Total current liabilities	638,869	100,251	1,048,510
Non-current liabilities:
Total non-current liabilities	17,319	2,718	19,237
VIEs
Current assets:
Cash and cash equivalents	108,023	16,951	124,906
Restricted cash	101,383	15,909	195,940
Loans and advances, net	485,249	76,146	732,016
Prepaid expenses and other assets, net -current	69,439	10,896	291,725
Deposits			206,076
Amounts due from Weidai Ltd. and its wholly-owned subsidiaries	483,887	75,932	182,912
Amounts due from related parties	32,829	5,152	15,360
Total current assets	1,280,810	200,986	1,748,935
Non-current assets:
Long-term investments	13,333	2,092	13,333
Prepaid expenses and other assets-non current	9,149	1,436	17,252
Property, equipment and software, net	21,231	3,332	32,281
Right-of-use assets	21,910	3,438
Deferred tax assets			403,852
Total non-current assets	65,623	10,298	466,718
Total assets	1,346,433	211,284	2,215,653
VIEs | VIE
Current liabilities:
Payable to institutional funding partners and online investors	5,899	926	43,480
Current account with online investors and borrowers	138,683	21,762	254,175
Income tax payable	236,011	37,035	242,638
Accrued expenses and other liabilities	192,907	30,271	340,014
Amounts due to Weidai Ltd. and its wholly-owned subsidiaries	1,132,643	177,737	824,013
Amounts due to related parties	1,175	184	5,146
Operating lease liabilities-current	5,679	891
Contract liabilities-current	58,515	9,182	163,057
Total current liabilities	1,771,512	277,988	1,872,523
Non-current liabilities:
Operating lease liabilities-non current	17,319	2,718
Contract liabilities-non current			19,237
Total non-current liabilities	17,319	2,718	19,237
Total liabilities	¥ 1,788,831	$ 280,706	¥ 1,891,760